WILMINGTON BROAD MARKET BOND FUND (Prospectus Summary) | WILMINGTON BROAD MARKET BOND FUND
WILMINGTON BROAD MARKET BOND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek a high total return, consistent with high current income.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 22 of the Fund's Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees WILMINGTON BROAD MARKET BOND FUND	INSTITUTIONAL SHARES	A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	2.00%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Annual Fund Operating Expenses WILMINGTON BROAD MARKET BOND FUND	INSTITUTIONAL SHARES	A SHARES
Management Fees	0.35%	0.35%
Distribution (12b-1) and/or Service Fees	none	0.25%
Other Expenses	0.42%	0.42%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.77%	1.02%

EXAMPLE
This example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

based on these assumptions, your costs would be:

Expense Example WILMINGTON BROAD MARKET BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL SHARES	79	246	428	954
A SHARES	302	518	752	1,423

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if

Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in various types of investment grade fixed income securities. Investment grade fixed income securities include securities rated in the top four categories by a rating agency such as Moody's

Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or

if unrated, determined by the investment adviser to be of comparable quality.

The Fund may invest up to 20% of its assets in high yield bonds and preferred stocks, and up to 10% of its assets in investment grade fixed income securities of foreign issuers. As a fundamental policy, the Fund will maintain an intermediate (4 to 7 years) average dollar-weighted duration.

As part of its principal investment strategy, the Fund may invest in bank obligations; corporate bonds, notes and commercial paper; high yield bonds;

mortgage-backed securities; municipal securities; obligations issued by supranational agencies; preferred stock; and U.S. government obligations. The mortgage-backed securities in which the Fund will invest as part of its principal investment strategy are issued or guaranteed by the U.S. Government,

U.S. Government agencies, such as the Government National Mortgage Association

("Ginnie Mae") or by U.S. Government-sponsored enterprises, such as the Federal

National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage

Corporation ("Freddie Mac"). As part of the Fund's non-principal investment strategy the Fund may invest in mortgage-backed securities issued by non-governmental entities and other asset-backed securities.

The investment adviser may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment adviser believes will perform better.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of Wilmington

Trust Company or any of its affiliates and is not insured or guaranteed by

Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         o        FOREIGN SECURITIES RISK: The risk of losses due to political,

                  regulatory, economic, social or other uncontrollable forces in a foreign country.

         o        GOVERNMENT OBLIGATIONS RISK: The risk that

                  government-sponsored entities may default on a financial

                  obligation, since their securities are not insured or

                  guaranteed by the U.S. Treasury or the U.S. Government.

         o        HIGH YIELD BOND RISKS: High yield bonds are subject to the risks normally associated with investing in fixed income

                  securities. However, high yield bonds (also known as junk

                  bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds.

         o        INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

                  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the

                  Fund's duration, the more sensitive the Fund will be to

                  changes in interest rates.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        MORTGAGE-BACKED SECURITIES RISK: The value of these

                  securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or

                  deteriorating economic conditions, mortgage-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. There are a number of

                  important differences among the agencies and instrumentalities of the U. S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed

                  securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the

                  United States. Ginnie Mae securities also are supported by the right of Ginnie Mae to borrow funds from the U. S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the

                  United States but are supported by the right of the issuer to borrow from the Treasury.

         o        OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         o        PREFERRED STOCK RISK: The value of a preferred stock is

                  affected by interest rates, the credit quality of the issuing corporation and any call provisions.

         o        PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest

                  rates.

         o        RATING AGENCY RISK: Ratings represent the rating agency's

                  opinion regarding the quality of the security and are not a guarantee of quality.

RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and ten year periods compared to those of a broad measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

Calendar Year-to-Date Total Return as of September 30, 2011: 5.96%

During the periods shown in the bar chart, the Fund's best quarter was up

7.38% (quarter ended December 31, 2008) and the Fund's worst quarter was down

-3.09% (quarter ended June 30, 2004).

After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary. The table reflects all applicable fees and sales charges.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Average Annual Total Returns WILMINGTON BROAD MARKET BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INSTITUTIONAL SHARES	Institutional Shares Return Before Taxes		6.87%	6.29%	5.88%
INSTITUTIONAL SHARES After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	[1]	5.05%	4.44%	3.97%
INSTITUTIONAL SHARES After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.72%	4.34%	3.94%
A SHARES	A Shares Return Before Taxes	[2]	4.51%	5.61%
Barclays Capital U.S. Government/Credit Index	Barclays Capital U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)		6.59%	5.56%	5.83%
BofA Merrill Lynch U.S. Treasury Master Index	BofA Merrill Lynch U.S. Treasury Master Index (reflects no deduction for fees, expenses or taxes)		5.88%	5.50%	5.41%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	From inception of the Fund's A Shares on December 20, 2005, through December 31, 2010, the average annual total return was 5.64% for the A Shares. For the period December 31, 2005, through December 31, 2010, the average annual total return for the Barclays Capital U.S. Government/Credit Index was 5.56%, and for the BofA Merrill Lynch U.S Treasury Master Index the return was 5.50%.